Summary of Significant Accounting Policies (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	$ 14,972,000
2013	10,895,000
2014	7,233,000
2015	6,167,000
2016	5,249,000
Thereafter	13,946,000
Total	58,462,000
In-place lease intangibles
Intangible Assets
Average life of in-place lease intangibles (in years)	4.4
Lease intangibles assets, gross	245,844,000	211,541,000
Accumulated amortization	(45,746,000)	(61,342,000)
Lease intangibles assets, net	200,098,000	150,199,000
Above and below market leases
Intangible Assets
Weighted average remaining life of intangible (in years)	4.0
Amount of amortization expenses	17,600,000	15,200,000	20,000,000
Below Market Leases
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	29,184,000
2013	23,612,000
2014	18,300,000
2015	15,842,000
2016	14,046,000
Thereafter	33,428,000
Total	134,412,000	39,000,000
Above Market Leases
Intangible Assets
Lease intangibles assets, gross	178,564,000	104,690,000
Accumulated amortization	(102,614,000)	(92,224,000)
Lease intangibles assets, net	75,950,000	12,466,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	(14,212,000)
2013	(12,717,000)
2014	(11,067,000)
2015	(9,675,000)
2016	(8,797,000)
Thereafter	(19,482,000)
Total	$ (75,950,000)